Fees Summary	Sep. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 154,637,013.98
Previously Paid Amount	0.00
Total Fee Amount	23,674.93
Total Offset Amount	0.00
Net Fee	$ 23,674.93